Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
BANK LOANS (110.99%)(b)

AEROSPACE & DEFENSE (4.14%)
Accel International Holdings, LLC, First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.50%	8.17%	04/26/32	$8,532,110	$8,446,789
Kaman Corp, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.50%	6.20%	02/26/32	6,004,391	6,013,578
MRO Holdings, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.18%	10/04/32	14,925,094	14,813,155
Titan BW Borrower LP, First Lien Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 4.75%	8.42%	07/24/32	687,466	680,592
Titan BW Borrower LP, First Lien Term Loan (2.88% PIK+ 6.16% Cash Rate)(c)(d)(e)(f)	United States	3M SOFR + 5.38%	9.04%	07/24/32	13,755,219	13,617,667
Transdigm Inc., First Lien Term Loan(c)(f)	United States	1M SOFR + 2.50%	6.17%	02/13/33	2,000,000	2,003,250
Vantor Holdings Inc., First Lien Term Loan(c)	United States	1M SOFR + 4.50%	8.12%	03/03/33	13,112,766	12,879,228
Zenith AcquisitionCo, LLC, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United States	3M SOFR + 4.50%	8.17%	01/13/33	217,232	216,145
Zenith AcquisitionCo, LLC, First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.15%	01/13/33	9,470,167	9,422,816

						68,093,220

AUTOMOBILE COMPONENTS (1.32%)
Truck-Lite Co., LLC, First Lien Delayed Draw Term Loan, A(c)(d)(e)	United States	3M SOFR + 4.75%	8.44%	02/13/32	406,478	404,446
Truck-Lite Co., LLC, First Lien Delayed Draw Term Loan, B(c)(d)(e)(g)	United States	3M SOFR + 4.75%	8.42%	02/13/32	2,043,822	2,033,603
Truck-Lite Co., LLC, First Lien Incremental Term Loan(c)(d)(e)	United States	3M SOFR + 4.75%	8.42%	02/13/32	534,620	531,947
Truck-Lite Co., LLC, First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.75%	8.42%	02/13/32	18,866,253	18,771,922

						21,741,918

BANKS (1.85%)
Patrimonio Autonomo FC - Bayport Nomura B, First Lien Term Loan(e)(h)	Colombia		19.91%	06/30/28	4,490,868	4,479,641
Pluto Holdco Limited, First Lien Term Loan (5.96% PIK)(c)(d)(e)	United Kingdom	3M EURIBOR + 3.85%	5.96%	06/05/26	€13,808,888	15,961,080
Stone Ridge Archimedes Master LP, First Lien Term Loan(c)(e)	United States	3M SOFR + 4.25%	7.92%	08/01/28	$10,000,000	9,936,000

						30,376,721

BUILDING PRODUCTS (2.03%)
CP Atlas Buyer, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 5.25%	8.92%	07/08/30	9,930,260	9,185,490
Esdec Solar Group B.V. (Enstall Group B.V.), First Lien Incremental Term Loan(c)(e)(i)	Netherlands		8.53%	08/30/28	€7,716,063	4,057,988
Esdec Solar Group B.V. (Enstall Group B.V.), First Lien Term Loan(c)(i)	Netherlands		8.94%	08/30/28	$87,188	37,491
LBM Acquisition, LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 5.00%	8.67%	06/06/31	7,462,500	6,341,782
LHS Borrower LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.25%	8.92%	09/04/31	289,520	285,177
LHS Borrower LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.25%	8.92%	09/04/31	13,782,314	13,575,580

						33,483,508

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
CAPITAL MARKETS (1.67%)
Russell Investments US Institutional Holdco Inc, First Lien Term Loan (1.25% PIK+ 8.70% Cash Rate)(c)(d)(e)(f)	United States	3M SOFR + 6.25%	9.95%	12/29/32	$27,824,450	$27,407,083

CHEMICALS (0.32%)
Heubach Holdings USA LLC, First Lien Term Loan(e)(j)	United States		13.75%	01/03/29	194,061	97,031
Nouryon Finance B.V. (fka Starfruit Finco B.V.), First Lien Term Loan(c)(f)	Netherlands	3M SOFR + 3.25%	6.94%	04/03/28	1,994,901	1,959,990
SK Neptune Husky Group Sarl (Luxembourg Investment Company 428 S.a r.l.), First Lien Term Loan(e)(j)	Luxembourg		10.75%	01/03/29	3,835,146	0
Tronox Finance LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.25%	5.95%	04/04/29	3,904,783	3,184,839

						5,241,860

COMMERCIAL SERVICES & SUPPLIES (6.39%)
Allied Universal Holdco LLC (fka USAGM Holdco, LLC), First Lien Term Loan(c)(f)	United States	3M SOFR + 3.25%	6.92%	08/20/32	3,442,877	3,447,181
Arcwood Environmental, Inc., First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 5.00%	8.67%	01/31/31	654,098	647,557
Arcwood Environmental, Inc., First Lien Delayed Draw Term Loan, Amendment 2(c)(e)	United States	3M SOFR + 5.00%	8.70%	01/31/31	390,869	386,960
Arcwood Environmental, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.25%	8.92%	01/31/31	4,318,681	4,318,681
Arcwood Environmental, Inc., First Lien Term Loan, Amendment(c)(e)(f)	United States	3M SOFR + 5.00%	8.70%	01/31/31	1,222,623	1,210,397
Arcwood Environmental, Inc., First Lien Term Loan, Amendment 2(c)(e)(f)	United States	3M SOFR + 5.00%	8.70%	01/31/31	435,540	431,184
Auctane, Inc. (fka Stamps.com Inc.), First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.75%	9.58%	10/05/28	9,748,744	9,748,744
AVSC Holding Corp., First Lien Revolving Term Loan(c)(d)(e)(g)	United States	3M SOFR + 5.00%	8.67%	12/05/29	260,970	247,921
AVSC Holding Corp., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.67%	12/05/31	13,414,668	12,743,934
Azuria Water Solutions, Inc., First Lien Term Loan(c)(f)	United States	1M SOFR + 2.75%	6.42%	01/27/33	3,639,706	3,612,408
Coretrust Purchasing Group LLC (HPG Enterprises LLC), First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.25%	8.92%	10/01/29	7,166,641	7,094,975
Garda World Security Corporation, First Lien Term Loan(c)(f)	Canada	3M SOFR + 2.75%	6.42%	02/01/29	6,046,156	6,015,925
Indy US Holdco LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.25%	5.92%	10/31/30	1,017,970	1,006,518
LABL, Inc., First Lien Revolving Term Loan, Non-SteerCo(c)(e)(j)	United States		4.00%	10/09/29	1,727,586	777,414
LABL, Inc., First Lien Term Loan, B AHG(c)(j)	United States		7.03%	10/30/28	€1,240,413	716,869
LABL, Inc., First Lien Term Loan, B Non- AHG(c)(j)	United States		12.75%	10/30/28	$380,056	175,776
LABL, Inc., First Lien Term Loan, DIP(c)	United States	3M SOFR + 6.75%	10.41%	12/02/26	1,334,052	1,336,834
LABL, Inc., First Lien Term Loan, B AHG(c)(j)	United States		8.94%	10/30/28	21,164,585	10,793,939

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
COMMERCIAL SERVICES & SUPPLIES (continued)
Pye-Barker Fire & Safety LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.50%	6.17%	12/16/32	$3,480,000	$3,489,309
R. R. Donnelley & Sons Company, First Lien Incremental Term Loan(c)(e)(f)	United States	3M SOFR + 4.75%	8.42%	08/08/29	1,964,582	1,930,202
R. R. Donnelley & Sons Company, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.75%	8.42%	08/08/29	8,438,997	8,291,315
Saber Parent Holdings Corp, First Lien Revolving Term Loan(c)(d)(e)(g)	United States	PRIME + 3.50%	10.25%	12/16/32	600,976	597,971
Saber Parent Holdings Corp, First Lien Term Loan (2.25% PIK+ 6.17% Cash Rate)(c)(d)(e)(f)	United States	3M SOFR + 4.75%	8.42%	12/16/32	14,937,210	14,862,524
Trugreen Limited Partnership, First Lien Term Loan(c)	United States	1M SOFR + 4.00%	7.77%	11/02/27	11,839,935	11,307,138

						105,191,676

CONSTRUCTION & ENGINEERING (1.28%)
Fire Flow Intermediate Corporation, First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.75%	8.42%	07/10/31	14,812,500	14,664,375
Geotechnical Merger Sub, Inc., First Lien Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 4.50%	8.17%	10/15/31	961,963	954,748
Geotechnical Merger Sub, Inc., First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 4.50%	8.17%	10/15/31	171,779	170,491
Geotechnical Merger Sub, Inc., First Lien Term Loan(c)(e)	United States	3M SOFR + 4.50%	8.17%	10/15/31	5,300,614	5,260,859

						21,050,473

CONSUMER STAPLES DISTRIBUTION & RETAIL (4.00%)
Altern Marketing, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 4.25%	7.91%	02/05/31	1,521,100	1,498,283
BCPE Empire Holdings, Inc., First Lien Term Loan(c)(f)	United States	1M SOFR + 3.50%	7.17%	12/29/32	6,640,840	6,549,562
Bellis Acquisition Company PLC, First Lien Term Loan(c)	United Kingdom	6M EURIBOR + 4.00%	6.49%	05/14/31	€3,000,000	3,101,808
Bellis Acquisition Company PLC, First Lien Term Loan(c)(e)	United Kingdom	3M SONIA + 5.75%	9.76%	10/22/29	£12,000,000	15,247,776
Golden Hippo Pet, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 4.25%	7.91%	02/05/31	$7,751,758	7,635,482
Market Bidco Limited, First Lien Term Loan(c)	United Kingdom	6M EURIBOR + 4.50%	6.51%	11/04/30	€4,500,000	5,081,095
Nourish Buyer I Inc, First Lien Term Loan(c)(f)	United States	3M SOFR + 4.00%	7.67%	07/09/32	$16,957,500	17,021,175
Viking Baked Goods Acquisition Corporation, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.70%	11/04/31	9,875,000	9,776,250

						65,911,431

CONTAINERS & PACKAGING (2.01%)
ProAmpac PG Borrower LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 4.00%	7.78%	02/18/33	5,000,000	4,841,250
TricorBraun Holdings, Inc., First Lien Term Loan(c)(f)	United States	1M SOFR + 3.25%	6.92%	03/03/31	4,127,431	3,933,525
Trident TPI Holdings, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 3.75%	7.45%	09/15/28	25,559,509	24,269,520

						33,044,295

DIVERSIFIED CONSUMER SERVICES (2.46%)
Eagle Bidco Limited, First Lien Term Loan(c)	United Kingdom	3M SONIA COMP + 4.5%	8.23%	02/29/32	£8,000,000	10,610,811

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
DIVERSIFIED CONSUMER SERVICES (continued)
Excelligence Learning Corporation, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.75%	9.45%	01/18/30	$1,175,342	$1,011,970
Excelligence Learning Corporation, First Lien Term Loan(c)(e)	United States	3M SOFR + 5.75%	9.45%	01/18/30	10,994,795	9,466,518
Ichnaea UK Bidco Limited, First Lien Term Loan B(c)(e)	United Kingdom	3M SONIA + 6.00%	9.74%	10/05/29	£5,000,000	6,551,779
International Schools Partnership Limited, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United Kingdom	3M EURIBOR + 4.50%	6.63%	07/06/31	€2,005,296	2,265,681
International Schools Partnership Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	3M EURIBOR + 4.50%	6.62%	07/06/31	4,289,103	4,846,038
Legends Hospitality Holding Company, LLC, First Lien Delayed Draw Term Loan(c)(d)(e)	United States	3M SOFR + 5.00%	8.66%	08/22/31	$298,163	293,690
Legends Hospitality Holding Company, LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.67%	08/22/30	315,000	310,275
Legends Hospitality Holding Company, LLC, First Lien Term Loan (2.75% PIK+ 6.42% Cash Rate)(c)(d)(e)(f)	United States	3M SOFR + 5.50%	9.17%	08/22/31	5,244,409	5,165,743

						40,522,505

DIVERSIFIED TELECOMMUNICATION SERVICES (1.96%)
CSC Holdings, LLC, First Lien Revolving Term Loan(c)(g)	United States	3M SOFR + 2.25%	5.76%	07/13/27	11,329,365	9,932,058
CSC Holdings, LLC, First Lien Term Loan(c)(f)	United States	PRIME + 1.50%	8.25%	04/15/27	13,894,389	12,279,166
Windstream Services, LLC (fka Windstream Corporation), First Lien Term Loan(c)(f)	United States	3M SOFR + 4.00%	7.67%	10/06/32	9,975,000	10,006,222

						32,217,446

ELECTRIC UTILITIES (0.51%)
BGIF IV Fearless Utility Services, Inc., First Lien Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.68%	06/09/31	1,877,359	1,863,278
BGIF IV Fearless Utility Services, Inc., First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.68%	06/07/30	94,340	93,632
BGIF IV Fearless Utility Services, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.67%	06/09/31	6,411,792	6,363,704

						8,320,614

ENTERTAINMENT (2.28%)
January Capital Holdco, LLC, First Lien Term Loan (6.67% PIK)(c)(d)(e)	United States	3M SOFR + 3.00%	6.67%	09/13/29	11,814,140	11,814,140
Playtika Holding Corp., First Lien Term Loan(c)(f)	United States	3M SOFR + 2.75%	6.53%	03/13/28	27,195,945	25,657,607

						37,471,747

FINANCIAL SERVICES (8.48%)
BCPE Maverick Parent, LP, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United States	3M SOFR + 3.25%	6.95%	10/14/27	31,460,758	31,470,196
Bridgepoint Europe VI Finance SARL, First Lien Term Loan (5.39% PIK)(c)(d)(e)	Luxembourg	3M EURIBOR + 3.50%	5.39%	06/25/30	€5,728,556	6,621,384
Cerity Partners Equity Holding LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 4.50%	7.97%	07/28/31	$297,248	295,761
CFC USA 2025 LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 3.50%	7.18%	07/01/32	4,493,054	4,313,332

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
FINANCIAL SERVICES (continued)
Evoriel, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	France	6M EURIBOR + 5.25%	6.99%	04/02/31	€50,847	$58,478
Evoriel, First Lien Delayed Draw Term Loan(c)(d)(e)	France	6M EURIBOR + 5.25%	7.07%	04/02/31	1,467,861	1,688,152
Evoriel, First Lien Term Loan(c)(d)(e)	France	6M EURIBOR + 5.25%	7.03%	04/02/31	2,854,173	3,282,517
GC Waves Holdings, Inc., First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 4.50%	8.17%	10/04/30	$3,331,607	3,285,297
GC Waves Holdings, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	10/04/30	6,273,395	6,186,195
Hurricane Cleanco Limited, First Lien Term Loan (6.25% PIK+ 6.25% Cash Rate)(d)(e)(h)	United Kingdom		12.50%	11/21/29	£5,756,226	7,504,609
Madonna Bidco Limited, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	Jersey	3M SONIA + 5.25%	8.73%	10/27/31	56,667	73,878
Madonna Bidco Limited, First Lien Term Loan(c)(d)(e)	Jersey	3M SONIA + 5.00%	8.73%	10/27/31	5,444,444	7,098,128
Orion Us Finco, First Lien Term Loan(c)(f)	United States	3M SOFR + 3.50%	7.15%	10/08/32	$1,432,533	1,420,894
Paisley Bidco Limited, First Lien Delayed Draw Term Loan 4(c)(d)(e)	United Kingdom	3M SONIA + 5.25%	7.91%	05/07/31	£360,468	454,450
Paisley Bidco Limited, First Lien Delayed Draw Term Loan 5(c)(d)(e)(g)	United Kingdom	3M SONIA + 5.25%	7.28%	05/07/31	2,374,444	2,993,512
Paisley Bidco Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	6M EURIBOR + 5.50%	5.53%	05/07/31	€1,471	1,624
Paisley Bidco Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	3M SONIA + 5.25%	7.26%	05/07/31	£599	755
Paisley Bidco Limited, First Lien Term Loan (2.00% PIK+ 5.28% Cash Rate)(c)(d)(e)	United Kingdom	6M EURIBOR + 5.25%	7.28%	05/07/31	€1,834,264	2,024,738
Paisley Bidco Limited, First Lien Term Loan (2.00% PIK+ 7.01% Cash Rate)(c)(d)(e)	United Kingdom	3M SONIA + 5.25%	9.01%	05/07/31	£5,340,994	6,733,503
RE Closing Buyer Corp., First Lien Term Loan(c)(e)	United States	3M SOFR + 5.50%	9.20%	09/27/31	$9,850,000	9,653,000
RE Closing Buyer Corp., First Lien Term Loan(c)(e)	United States	3M SOFR + 5.50%	9.20%	09/27/31	1,584,000	1,552,320
Stretto, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.25%	8.92%	10/13/28	13,500,000	13,128,750
SVF II Finco (Cayman) LP, First Lien Delayed Draw Term Loan(c)(e)	Japan	3M SOFR + 3.25%	6.95%	04/25/29	14,390,834	14,390,834
Tulip Bidco Limited, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United Kingdom	3M SONIA + 4.95%	8.82%	12/13/27	£2,531,362	3,308,609
VEPF VII Holdings, L.P., First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.17%	02/28/28	$3,223,269	3,223,269
Violin Finco Guernsey Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	3M SONIA + 5.25%	9.02%	06/24/31	£5,643,096	7,469,155
WH Borrower, LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 4.50%	8.16%	02/20/32	$1,159,350	1,161,617
WH Borrower, LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 4.50%	8.16%	02/20/32	153,935	154,236

						139,549,193

FOOD PRODUCTS (1.22%)
Froneri Lux FinCo SARL, First Lien Term Loan(c)	United Kingdom	6M EURIBOR + 2.75%	4.90%	09/30/32	€10,000,000	11,414,074
Froneri US, Inc, First Lien Term Loan(c)(f)	United States	6M SOFR + 2.25%	5.88%	09/30/32	$4,588,500	4,508,523

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
FOOD PRODUCTS (continued)
Primary Products Finance LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 3.25%	6.93%	04/01/29		$4,211,747	$4,189,382

							20,111,979

GAS UTILITIES (0.18%)
Venture Global Plaquemines Lng LLC, First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 2.23%	5.89%	05/25/29		2,604,189	2,604,189
Venture Global Plaquemines Lng LLC, First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 2.23%	5.89%	05/25/29		325,743	325,742

							2,929,931

GROUND TRANSPORTATION (0.21%)
Channelside AcquisitionCo, Inc. (fka Gruden Acquisition, Inc.), First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.75%	8.42%	06/30/28		3,497,703	3,462,726

HEALTH CARE EQUIPMENT & SUPPLIES (0.77%)
Heartbeat BidCo GmbH, First Lien Term Loan(c)(e)	Germany	6M EURIBOR + 6.50%	8.63%	06/28/30		€4,000,000	4,600,305
Spruce Bidco II Inc., First Lien Revolving Term Loan(c)(d)(e)(g)	United States	3M SOFR + 4.75%	8.37%	01/30/32		$169,725	166,330
Spruce Bidco II Inc., First Lien Term Loan(c)(d)(e)	United States	TONA + 5.25%	5.75%	01/30/32		¥65,114,576	405,158
Spruce Bidco II Inc., First Lien Term Loan(c)(d)(e)	United States	3M CORRA + 4.75%	7.00%	01/30/32	CAD	608,975	433,388
Spruce Bidco II Inc., First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.75%	8.45%	01/30/32		$3,363,573	3,304,711
Zeus Company LLC, First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 5.40%	9.10%	02/28/31		347,895	307,017
Zeus Company LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.40%	9.11%	02/28/30		70,175	61,930
Zeus Company LLC, First Lien Term Loan (3.00% PIK+ 6.10% Cash Rate)(c)(d)(e)(f)	United States	3M SOFR + 5.40%	9.10%	02/28/31		3,763,326	3,321,135

							12,599,974

HEALTH CARE PROVIDERS & SERVICES (9.32%)
Allied Benefit Systems Intermediate LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.70%	10/31/30		16,798,759	16,672,769
Aryeh Bidco Investment Ltd., First Lien Delayed Draw Term Loan(c)(d)(e)(g)	Canada	3M CORRA + 5.00%	7.27%	01/14/33	CAD	362,903	258,266
Aryeh Bidco Investment Ltd., First Lien Term Loan(c)(d)(e)	Canada	3M CORRA + 5.00%	7.31%	01/14/33		13,645,161	9,710,812
Coding Solutions Acquisition Inc, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.67%	08/07/31		$4,394,699	4,218,911
Coding Solutions Acquisition Inc, First Lien Term Loan(c)(e)	United States	3M SOFR + 5.00%	8.67%	08/07/31		430,708	413,479
EHC Holdings Holdco Limited, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United Kingdom	3M SONIA COMP + 5.50%	9.26%	09/30/31		£300,000	390,129
EHC Holdings Holdco Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	3M SONIA + 5.50%	9.23%	09/30/31		6,000,000	7,802,573
Ensemble RCM, LLC, First Lien Term Loan(c)(f)	United States	1M SOFR + 3.00%	6.66%	02/09/33		$3,556,154	3,522,068
ExactCare Parent, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.50%	9.17%	11/05/29		4,418,033	4,418,033
Hanger, Inc., First Lien Delayed Draw Term Loan(c)(f)(g)	United States	3M SOFR + 3.50%	7.17%	10/23/31		354,544	355,873
Hanger, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 3.50%	7.17%	10/23/31		4,385,361	4,401,806

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
HEALTH CARE PROVIDERS & SERVICES (continued)
OMH-Healthedge Holdings, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.08%	04/01/30	$16,102,898	$15,619,812
One Call Corporation (fka Opal Acquisition, Inc.), First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.75%	9.42%	09/10/30	16,710,691	16,460,031
Opseo Holding B.V., First Lien Term Loan(c)(d)(e)	Netherlands	3M EURIBOR + 4.90%	6.93%	01/21/33	€21,977,358	25,021,612
Practice Plus Group Bidco Limited / Practice Plus Group Holdings Limited, First Lien Term Loan(c)(e)	United Kingdom	3M SONIA + 6.25%	10.03%	11/19/29	£3,703,704	4,816,403
Radiology Partners, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 4.50%	8.20%	06/30/32	$6,965,000	6,874,211
Schoen Klinik SE, First Lien Term Loan(c)(e)	Germany	3M EURIBOR + 4.50%	6.63%	01/12/31	€7,000,000	8,010,079
Sparkle Bidco Limited, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United Kingdom	3M SONIA + 5.25%	8.99%	10/14/32	£400,000	521,495
Sparkle Bidco Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	3M SONIA + 5.25%	9.01%	10/14/32	9,500,000	12,385,509
Tivity Health, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.67%	06/28/29	$7,239,797	7,203,598
US Fertility Enterprises, LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 3.50%	7.17%	12/30/32	4,342,105	4,340,759

						153,418,228

HEALTH CARE TECHNOLOGY (5.26%)
Acentra Holdings, LLC (fka CNSI Holdings, LLC), First Lien Incremental Term Loan(c)(e)(f)	United States	3M SOFR + 5.50%	9.20%	12/17/29	8,707,500	8,707,500
Advarra Holdings, Inc., First Lien Incremental Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	09/15/31	3,584,294	3,530,530
Advarra Holdings, Inc., First Lien Incremental Term Loan 2(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	09/15/31	4,974,684	4,900,063
Advarra Holdings, Inc., First Lien Term Loan B Refinance(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	09/15/31	8,911,463	8,777,791
CT Technologies Intermediate Holdings (Topco), Inc., First Lien Incremental Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 4.75%	8.42%	09/02/31	2,183,614	2,129,023
CT Technologies Intermediate Holdings (Topco), Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.75%	8.42%	09/02/31	5,095,099	4,967,721
CT Technologies Intermediate Holdings (Topco), Inc., First Lien Term Loan 2025-B(c)(e)(f)	United States	3M SOFR + 4.75%	8.42%	09/02/31	14,091,667	13,739,375
Gainwell Acquisition Corp. (Milano Acquisition Corp), First Lien Term Loan(c)	United States	3M SOFR + 4.00%	7.80%	10/01/27	19,606,727	19,075,776
Goldeneye Parent, LLC, First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.75%	8.42%	03/31/32	6,502,298	6,307,229
Inovalon Holdings, Inc., First Lien Term Loan (2.75% PIK+ 6.68% Cash Rate)(c)(d)(e)	United States	3M SOFR + 5.50%	9.43%	11/24/28	9,302,262	8,279,013
Inovalon Holdings, Inc., Second Lien Term Loan(c)(d)(e)(i)	United States		12.43%	11/24/29	89,668	47,076
Wisdom Purchaser, LLC, First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.20%	07/24/32	6,327,891	6,169,693

						86,630,790

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
HOTELS, RESTAURANTS & LEISURE (5.50%)
Allwyn Entertainment Financing US LLC, First Lien Delayed Draw Term Loan(c)	United States	6M SOFR + 2.50%	6.17%	11/24/32	$6,777,070	$6,664,842
Caesars Entertainment, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 2.25%	5.92%	02/06/31	1,522,248	1,482,289
Cedar Fair, L.P., First Lien Term Loan(c)(f)	United States	3M SOFR + 2.00%	5.67%	05/01/31	6,609,154	6,518,279
CircusTrix Holdings LLC, First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 6.75%	10.42%	07/18/28	529,301	516,069
CircusTrix Holdings LLC, First Lien Delayed Draw Term Loan, Amendment 2(c)(e)	United States	3M SOFR + 6.75%	10.42%	07/18/28	549,807	536,061
CircusTrix Holdings LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 6.75%	10.42%	07/18/28	161,290	157,258
CircusTrix Holdings LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 6.75%	10.42%	07/18/28	4,088,710	3,986,492
Crunch Fitness Merger Sub, LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	09/26/31	8,779,412	8,713,566
Delivery Hero Finco LLC, First Lien Term Loan(c)	United States	3M SOFR + 5.00%	8.64%	12/12/29	12,177,013	11,990,583
Delivery Hero Finco LLC, First Lien Term Loan(c)(f)	United States	1M SOFR + 5.00%	8.72%	06/16/32	9,168,033	8,881,578
Endeavor Operating Co LLC, First Lien Term Loan(c)(f)	United States	1M SOFR + 2.75%	6.42%	03/24/32	8,932,500	8,923,568
Endeavor Operating Co LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 3.75%	7.42%	03/24/28	3,522,125	3,504,514
Intralot Capital Luxembourg SA, First Lien Term Loan(c)(e)	Greece	3M SONIA + 5.50%	9.23%	09/18/31	£6,000,000	7,782,719
Joker Holdco 3 S.a r.l., First Lien Term Loan(c)(e)	Luxembourg	6M EURIBOR + 6.00%	8.03%	04/19/31	€4,625,000	5,303,065
OB Global Openbet Holdings 2 LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 6.00%	9.71%	09/24/29	$8,900,000	8,766,500
Scientific Games Holdings LP, First Lien Term Loan(c)	United States	3M SOFR + 3.00%	6.67%	04/04/29	3,706,187	3,656,265
WH BorrowerCo, LLC, First Lien Delayed Draw Term Loan(c)(e)(g)	United States	1M SOFR + 5.00%	8.67%	08/02/30	869,418	836,815
WH BorrowerCo, LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.67%	08/02/30	116,541	112,171
WH BorrowerCo, LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.66%	08/02/30	2,248,652	2,164,327

						90,496,961

HOUSEHOLD DURABLES (0.29%)
Poly-Wood, LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 4.88%	8.54%	03/20/30	318,182	316,591
Poly-Wood, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 4.88%	8.54%	03/20/30	3,563,563	3,545,745
Poly-Wood, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 4.88%	8.54%	03/20/30	969,691	964,842

						4,827,178

INSURANCE (6.09%)
Alera Group, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 2.75%	6.42%	05/30/32	7,510,601	7,300,192
Asurion, LLC (fka Asurion Corporation), First Lien Term Loan(c)(f)	United States	1M SOFR + 4.25%	7.92%	09/19/30	9,011,412	8,921,298
Diot Siaci Symphony Bidco Sarl (aka DIOT-SIACI BidCo SAS), First Lien Term Loan(c)	France	6M EURIBOR + 3.25%	5.38%	07/26/32	€20,000,000	22,933,677
Galway Borrower LLC, First Lien Delayed Draw Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.20%	09/29/28	$93,284	92,818

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
INSURANCE (continued)
Galway Borrower LLC, First Lien Delayed Draw Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.20%	09/29/28	$70,109	$69,759
Galway Borrower LLC, First Lien Revolving Term Loan(c)(d)(e)(g)	United States	3M SOFR + 4.50%	7.89%	09/29/28	126,587	126,587
Galway Borrower LLC, First Lien Term Loan(c)(d)(f)	United States	3M SOFR + 4.50%	8.20%	09/29/28	3,725,569	3,706,941
Higginbotham Insurance Agency, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	06/11/31	6,318,195	6,191,831
Hyperion Refinance SARL, First Lien Delayed Draw Term Loan(c)(e)(g)	United Kingdom	3M SOFR + 4.75%	8.42%	02/15/31	6,900,000	6,900,000
Hyperion Refinance SARL, First Lien Term Loan(c)(f)	United Kingdom	3M SOFR + 2.75%	6.42%	02/15/31	8,740,824	8,487,558
IRIS Specialty Acquisition LLC, First Lien Revolving Term Loan(c)(d)(e)(g)	United States	3M SOFR + 4.50%	8.19%	11/20/32	383,959	379,160
IRIS Specialty Acquisition LLC, First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.20%	11/20/32	11,390,785	11,248,400
Koala Investment Holdings, Inc., First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.25%	7.95%	08/29/32	7,821,716	7,684,836
SG Acquisition, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.75%	8.43%	04/03/30	9,840,523	9,692,915
Thg Acquisition, LLC, First Lien Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 4.75%	8.42%	10/31/31	509,744	502,098
Thg Acquisition, LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 4.75%	8.40%	10/31/31	164,200	161,737
Thg Acquisition, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 4.75%	8.42%	10/31/31	5,935,274	5,846,245

						100,246,052

INTERACTIVE MEDIA & SERVICES (1.35%)
Aurelia Netherlands BV, First Lien Term Loan(c)(d)(e)	Netherlands	6M EURIBOR + 4.75%	6.77%	05/29/31	€15,000,000	17,164,455
OAK-Eagle Acquireco Inc, First Lien Term Loan(c)(f)	United States	1M SOFR + 3.50%	7.17%	03/24/33	$5,000,000	4,975,000

						22,139,455

IT SERVICES (1.34%)
Financiere Astek, First Lien Delayed Draw Term Loan(c)(e)(g)	France	3M EURIBOR + 6.50%	8.88%	04/25/31	€1,912,000	2,138,171
Financiere Astek, First Lien Term Loan(c)(e)	France	3M EURIBOR + 6.50%	8.88%	04/25/31	4,662,000	5,213,469
Investment Company 24 Bidco Limited, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United Kingdom	1M EURIBOR + 4.65%	8.38%	07/11/29	435,830	491,162
Investment Company 24 Bidco Limited, First Lien Delayed Draw Term Loan(c)(d)(e)	United Kingdom	6M EURIBOR + 4.65%	8.38%	07/11/29	1,750,000	1,972,179
Investment Company 24 Bidco Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	6M EURIBOR + 4.65%	6.78%	07/11/29	1,410,281	1,589,329
Investment Company 24 Bidco Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	3M SONIA COMP + 4.65%	8.38%	07/11/29	£2,295,636	2,962,522
Vensure Employer Services, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.67%	09/27/31	$7,926,725	7,688,924

						22,055,756

LEISURE PRODUCTS (1.09%)
Kingpin Intermediate Holdings LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 3.25%	6.92%	09/22/32	1,068,858	978,005

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
LEISURE PRODUCTS (continued)
Neutron Holdings, Inc., First Lien Term Loan(e)(h)	United States		10.00%	09/30/26	$10,000,000	$10,000,000
Peloton Interactive, Inc., First Lien Term Loan(c)	United States	3M SOFR + 5.50%	9.17%	05/30/29	6,877,500	6,905,422

						17,883,427

LIFE SCIENCES TOOLS & SERVICES (0.86%)
Curia Global, Inc., First Lien Term Loan (3.25% PIK+ 6.67% Cash Rate)(c)(d)(e)(f)	United States	3M SOFR + 6.25%	9.92%	12/06/29	15,489,309	14,095,272

MACHINERY (1.63%)
Ideal Components Acquisition, LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.19%	06/30/32	152,672	150,382
Ideal Components Acquisition, LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.70%	06/30/32	7,443,511	7,331,859
JPW Industries Holding Corporation, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.88%	9.54%	11/22/28	7,697,395	7,581,934
LSF12 Donnelly Bidco, LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 6.50%	10.17%	10/02/29	4,875,000	4,782,862
Uft Buyer LLC, First Lien Delayed Draw Term Loan(c)(d)(e)(g)	United States	3M SOFR + 4.50%	8.20%	12/06/32	284,146	281,305
Uft Buyer LLC, First Lien Revolving Term Loan(c)(d)(e)(g)	United States	3M SOFR + 4.50%	8.17%	12/06/32	60,976	60,366
Uft Buyer LLC, First Lien Term Loan (2.75% PIK+ 5.95% Cash Rate)(c)(d)(e)(f)	United States	3M SOFR + 5.00%	8.70%	12/06/32	6,705,743	6,638,686

						26,827,394

MEDIA (1.92%)
Radiate Holdco, LLC, First Lien Delayed Draw Term Loan(c)(g)	United States	1M SOFR + 4.00%	7.67%	06/26/29	169,254	169,536
Radiate Holdco, LLC, First Lien Term Loan(c)	United States	1M SOFR + 4.00%	7.67%	06/26/29	169,254	169,536
Radiate Holdco, LLC, First Lien Term Loan (1.50% PIK+ 7.28% Cash Rate)(c)(d)	United States	1M SOFR + 5.11%	8.78%	09/25/29	22,764,329	20,325,662
Wasserman Media Group LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.50%	6.17%	06/23/32	578,208	576,763
Ziggo B.V., First Lien Term Loan(c)	Netherlands	6M EURIBOR + 3.00%	4.94%	01/31/29	€5,800,000	6,505,625
Ziggo Financing Partnership, First Lien Term Loan(c)(f)	Netherlands	3M SOFR + 3.25%	7.03%	01/15/33	$4,000,000	3,905,000

						31,652,122

OIL, GAS & CONSUMABLE FUELS (0.77%)
Blackfin Pipeline LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 3.00%	6.69%	09/29/32	3,990,000	4,016,813
CP2 LNG Holdings, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 3.50%	7.17%	07/28/28	636,667	620,750
CP2 LNG Holdings, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 3.50%	7.17%	07/28/28	8,243,333	8,037,250

						12,674,813

PAPER & FOREST PRODUCTS (0.27%)
Ahlstrom Holding 3 Oy (SpA Holdings 3 Oy), First Lien Term Loan(c)(f)	Finland	6M SOFR + 4.25%	8.21%	05/23/30	4,531,064	4,496,129

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount		Value (Note 2)(a)
PERSONAL CARE PRODUCTS (1.56%)
KDC/ONE Development Corporation, Inc., First Lien Term Loan(c)(f)	Canada	3M SOFR + 3.50%	7.17%	08/15/28		$6,589,497	$6,542,843
Parfums Holding Company, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.25%	8.95%	06/27/30		8,135,474	8,074,458
Silk Holdings III Corp., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.16%	12/03/32		11,164,420	11,052,776

							25,670,077

PHARMACEUTICALS (2.87%)
Bastille Bidco SAS, First Lien Term Loan(c)(d)(e)	France	3M EURIBOR + 4.75%	6.79%	01/31/33		€13,000,000	14,800,731
Cheplapharm Arzneimittel GmbH, First Lien Term Loan(c)	Germany	6M EURIBOR + 4.00%	6.02%	02/22/29		3,243,243	3,737,400
Creek Parent, Inc., First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 5.00%	8.67%	12/18/31		$8,655,429	8,568,874
GENMAB A/S/GENMAB FINANCE LLC, First Lien Term Loan(c)	Denmark	3M SOFR + 3.00%	6.70%	12/10/32		4,875,000	4,898,985
Kairos Intermediateco AB, First Lien Term Loan(c)(d)(e)	Sweden	6M EURIBOR + 4.75%	6.90%	08/26/32		€5,146,385	5,888,992
Kairos Intermediateco AB, First Lien
Term Loan(c)(e)	Sweden	3M SONIA + 4.75%	8.49%	08/26/32		£3,373,741	4,420,801
Kairos Intermediateco AB, First Lien Term Loan(c)(d)(e)	Sweden	3M NIBOR + 4.75%	8.97%	08/26/32	kr	47,421,321	4,848,455

							47,164,238

PROFESSIONAL SERVICES (5.34%)
AlixPartners, LLP, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.00%	5.67%	08/12/32		$4,987,500	4,948,348
BDO USA, P.A., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	08/31/28		3,399,667	3,279,998
BDO USA, P.A., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.64%	08/31/28		19,179,778	18,709,873
Consult Bidco Ltd, First Lien Term Loan(c)(d)(e)	United Kingdom	6M SOFR + 5.00%	8.62%	03/03/33		5,861,508	5,744,277
Consult Bidco Ltd, First Lien Term Loan(c)(d)(e)	United Kingdom	3M SONIA + 5.00%	8.74%	02/18/33		£6,090,871	7,900,590
Crete PA Holdco, LLC, First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 4.75%	8.42%	11/26/30		$2,313,953	2,296,599
Crete PA Holdco, LLC, First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 4.75%	8.43%	11/26/30		6,495,349	6,446,634
Crete PA Holdco, LLC, First Lien Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.67%	11/26/30		1,237,209	1,227,930
Crete PA Holdco, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 4.75%	8.42%	11/26/30		2,325,581	2,308,140
Deerfield Dakota Holding, LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 5.25%	8.48%	09/13/32		171,429	168,857
Deerfield Dakota Holding, LLC, First Lien Term Loan (2.75% PIK+ 6.70% Cash Rate)(c)(d)(e)	United States	3M SOFR + 5.75%	9.45%	09/13/32		9,258,282	9,119,408
EAB Global, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 3.00%	6.70%	08/16/30		5,439,672	4,861,707
Grant Thornton Advisors Holdings LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.75%	6.42%	06/02/31		9,957,418	9,320,542
Jensen Hughes, Inc, First Lien Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.68%	09/01/31		259,610	256,365
Jensen Hughes, Inc, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.68%	09/01/31		4,768,829	4,709,218
Sigma Irish Acquico Limited, First Lien Delayed Draw Term Loan(c)(e)(g)	Ireland	3M SOFR + 5.25%	7.39%	03/19/32		346,193	339,269

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
PROFESSIONAL SERVICES (continued)
Sigma Irish Acquico Limited, First Lien Term Loan(c)(e)	Ireland	3M EURIBOR + 5.25%	7.38%	03/19/32	€2,898,581	$3,291,710
Sigma Irish Acquico Limited, First Lien Term Loan(c)(e)	Ireland	1M SOFR + 5.25%	8.90%	03/19/32	$3,042,988	2,982,129

						87,911,594

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.13%)
Kronos I UK Ltd, First Lien Delayed Draw Term Loan(c)(e)	United Kingdom	3M SOFR + 2.50%	6.21%	08/21/27	17,500,000	17,500,000
Kronos I UK Ltd, First Lien Term Loan(c)(e)	United Kingdom	3M SOFR + 2.50%	6.46%	09/21/27	17,500,000	17,500,000

						35,000,000

SOFTWARE (11.66%)
Anaplan, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.17%	06/21/29	10,465,595	10,151,627
Armstrong Bidco Limited, First Lien Delayed Draw Term Loan(c)(d)(e)	United Kingdom	3M SONIA + 5.25%	8.98%	06/28/29	£2,057,000	2,498,011
Armstrong Bidco Limited, First Lien Term Loan(c)(d)(e)	United Kingdom	3M SONIA + 5.25%	8.98%	06/28/29	3,943,000	4,788,361
Artifact Bidco, Inc., First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.15%	7.85%	07/28/31	$6,339,901	6,149,704
Azurite Intermediate Holdings, Inc., First Lien Delayed Draw Term Loan(c)(d)(e)	United States	3M SOFR + 6.00%	9.67%	03/19/31	2,100,113	2,005,608
Azurite Intermediate Holdings, Inc., First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 6.00%	9.67%	03/19/31	924,240	882,649
Cascade Intermediate II, Inc., First Lien Term Loan (13.00% PIK)(d)(e)(h)	United States		13.00%	09/24/33	1,648,924	1,521,132
Cascade Parent Inc., First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 5.75%	9.42%	09/24/31	10,464,848	9,993,930
Clover Holdings 2, LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 4.00%	7.68%	12/09/31	2,810,380	2,697,965
Cotiviti, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 2.75%	6.41%	05/01/31	2,175,348	2,009,489
Cotiviti, Inc., First Lien Term Loan(c)(f)	United States	3M SOFR + 2.75%	6.41%	03/26/32	11,249,967	10,383,719
Coupa Software Incorporated, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 5.25%	8.92%	02/27/30	5,940,910	5,703,274
Crewline Buyer, Inc., First Lien Incremental Term Loan(c)(e)	United States	3M SOFR + 6.75%	10.42%	11/08/30	7,528,302	7,321,274
Databricks, Inc., First Lien Term Loan(c)	United States	3M SOFR + 4.50%	8.16%	01/05/32	8,661,009	8,617,704
Edition Holdings, Inc., First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.50%	8.17%	12/20/32	20,840,247	20,631,845
Everbridge Holdings, LLC, First Lien Delayed Draw Term Loan(c)(e)(g)	United States	3M SOFR + 5.00%	8.68%	07/02/31	573,481	564,879
Everbridge Holdings, LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 5.00%	8.68%	07/02/31	5,851,852	5,764,074
Evergreen IX Borrower 2023, LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.75%	8.45%	09/30/30	9,683,929	9,441,830
Evergreen IX Borrower 2023, LLC, First Lien Term Loan, Amendment 2(c)(e)(f)	United States	3M SOFR + 4.75%	8.45%	09/30/30	1,970,000	1,920,750
Homecare Software Solutions LLC, First Lien Term Loan (2.93% PIK+ 6.29% Cash Rate)(c)(d)(e)	United States	3M SOFR + 5.55%	9.22%	06/16/31	10,440,308	10,231,502
Jeppesen Holdings, LLC, First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.75%	8.42%	11/01/32	17,112,676	16,920,158
MetaTiedot Midco SARL, First Lien Delayed Draw Term Loan(c)(e)	Luxembourg	3M EURIBOR + 5.00%	7.14%	11/27/31	€314,583	350,886
MetaTiedot Midco SARL, First Lien Revolving Term Loan(c)(e)(g)	Luxembourg	3M EURIBOR + 5.00%	7.16%	11/27/30	171,124	190,377

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
SOFTWARE (continued)
MetaTiedot Midco SARL, First Lien Term Loan(c)(e)	Luxembourg	3M EURIBOR + 5.00%	7.01%	11/27/31	€3,522,300	$3,928,775
MetaTiedot Midco SARL, First Lien Term Loan(c)(e)	Luxembourg	3M SOFR + 5.00%	8.67%	11/27/31	$2,637,753	2,532,243
Polaris Newco, LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 4.00%	7.93%	06/02/28	11,682,572	10,313,549
QBS Parent, Inc., First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.20%	06/03/32	8,472,068	8,217,906
Runway Bidco, LLC, First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 5.00%	8.70%	12/17/31	10,818,320	10,439,679
Zendesk, Inc., First Lien Delayed Draw Term Loan(c)(d)(e)	United States	3M SOFR + 5.00%	8.69%	11/22/28	1,161,637	1,103,555
Zendesk, Inc., First Lien Delayed Draw Term Loan(c)(d)(e)	United States	3M SOFR + 5.00%	8.71%	11/22/28	2,213,206	2,102,546
Zendesk, Inc., First Lien Term Loan(c)(d)(e)(f)	United States	3M SOFR + 5.00%	8.71%	11/22/28	13,233,997	12,572,297

						191,951,298

SPECIALTY RETAIL (1.03%)
Mahwah Bergen Retail Group, Inc. (Ascena Retail Group, Inc.), First Lien Term Loan(c)(j)(k)	United States		4.25%	08/21/22	1,435,369	2,964
PetSmart LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 4.00%	7.67%	08/18/32	4,380,738	4,359,929
S&S Holdings LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 5.00%	8.68%	10/01/31	6,836,510	6,460,502
The Men’s Wearhouse, LLC, First Lien Term Loan(c)(f)	United States	1M SOFR + 5.75%	9.42%	01/28/31	6,187,500	6,193,316

						17,016,711

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.72%)
VCI Asset Holdings 1 LLC, First Lien Term Loan(e)(f)(h)	United States		10.00%	11/20/30	20,465,108	21,707,340
VCI Asset Holdings 2 LLC, First Lien Term Loan(e)(f)(h)	United States		7.38%	02/18/31	23,645,000	24,377,995
Victors Purchaser, LLC, First Lien Incremental Term Loan(c)(d)(e)(f)	United States	3M SOFR + 4.50%	8.20%	12/23/32	7,830,851	7,654,657
Victors Purchaser, LLC, First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.20%	12/23/32	7,596,069	7,425,157
Victors Purchaser, LLC, First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 4.50%	8.20%	12/23/32	19,124	18,694

						61,183,843

TEXTILES, APPAREL & LUXURY GOODS (1.47%)
ABG Intermediate Holdings 2 LLC, First Lien Delayed Draw Term Loan(c)(f)	United States	3M SOFR + 2.25%	5.92%	02/13/32	415,800	414,436
ABG Intermediate Holdings 2 LLC, First Lien Term Loan(c)(f)	United States	3M SOFR + 2.25%	5.92%	12/21/28	8,770,807	8,762,870
IBG Borrower LLC, First Lien Incremental Term Loan(c)(e)(f)	United States	3M SOFR + 5.00%	8.85%	08/22/29	8,519,022	8,306,046
IBG Borrower LLC, First Lien Incremental Term Loan 2(c)(e)	United States	3M SOFR + 5.00%	8.85%	08/22/29	1,837,285	1,791,353
IBG Borrower LLC, First Lien Incremental Term Loan 6(c)(e)	United States	3M SOFR + 5.00%	8.85%	08/22/29	2,777,075	2,707,648
IBG Borrower LLC, First Lien Term Loan(c)(e)	United States	3M SOFR + 5.00%	8.85%	08/22/29	2,246,154	2,190,000

						24,172,353

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
TRADING COMPANIES & DISTRIBUTORS (1.19%)
NFO Orange Buyer, LLC, First Lien Revolving Term Loan(c)(e)(g)	United States	PRIME + 3.50%	10.25%	01/13/33	$273,684	$272,316
NFO Orange Buyer, LLC, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.15%	01/13/33	9,578,947	9,531,053
WC ORS Buyer, Inc., First Lien Delayed Draw Term Loan(c)(e)	United States	3M SOFR + 4.75%	8.45%	08/07/31	1,502,871	1,487,842
WC ORS Buyer, Inc., First Lien Revolving Term Loan(c)(e)(g)	United States	3M SOFR + 4.75%	8.44%	08/07/31	530,573	525,267
WC ORS Buyer, Inc., First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.75%	8.45%	08/07/31	7,839,218	7,760,826

						19,577,304

TRANSPORTATION INFRASTRUCTURE (0.79%)
Elk Bidco, Inc, First Lien Term Loan(c)(e)(f)	United States	3M SOFR + 4.50%	8.20%	06/14/32	4,989,851	4,964,901
Project Ardent Bidco Limited, First Lien Term Loan(c)(e)	United Kingdom	3M SONIA + 5.50%	9.00%	11/12/31	£6,153,846	8,023,002

						12,987,903

WIRELESS TELECOMMUNICATION SERVICES (0.46%)
CCI Buyer, Inc., First Lien Term Loan(c)(d)(e)	United States	3M SOFR + 5.00%	8.70%	05/13/32	$7,520,828	7,539,630

TOTAL BANK LOANS (Cost $1,850,255,058)						1,826,346,828

CORPORATE BONDS (12.88%)

AEROSPACE & DEFENSE (0.20%)
Transdigm Inc.(h)(l)(m)	United States		6.63%	03/01/32	3,214,000	3,283,674

BANKS (0.85%)
Sumitomo Mitsui Trust Bank Ltd(c)(e)	Japan	1M SOFR + 2.20%	6.69%	04/14/26	13,933,333	13,933,333

BUILDING PRODUCTS (0.51%)
LBM Acquisition, LLC(h)(l)	United States		9.50%	06/15/31	1,337,000	1,167,371
Park River Holdings, Inc.(h)(l)(m)	United States		8.00%	03/15/31	3,300,000	3,280,854
Quikrete Holdings, Inc.(h)(l)(m)	United States		6.38%	03/01/32	3,874,000	3,940,480

						8,388,705

CAPITAL MARKETS (0.64%)
Kane Bidco Limited(c)(e)(l)	United Kingdom	3M SONIA + 5.00%	8.75%	03/21/30	£8,000,000	10,588,734

CHEMICALS (0.70%)
Olympus Water US Holding Corporation(h)(l)(m)	United States		6.75%	08/01/32	$7,000,000	6,680,144
Olympus Water US Holding Corporation(h)(l)(m)	United States		7.25%	02/15/33	5,000,000	4,771,460

						11,451,604

COMMERCIAL SERVICES & SUPPLIES (0.14%)
Garda World Security Corporation(h)(l)(m)	Canada		6.50%	01/15/31	2,237,000	2,267,585

CONSUMER FINANCE (0.05%)
Encore Capital Group, Inc.(h)(l)(m)	United States		4.25%	06/01/28	£672,000	852,090

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
CONSUMER STAPLES DISTRIBUTION & RETAIL (0.15%)
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc(h)(l)	United States		9.00%	02/15/29	$2,301,000	$2,396,846

CONTAINERS & PACKAGING (0.49%)
Ardagh Group S.A.(h)(l)(m)	United States		9.50%	12/01/30	7,700,000	8,058,964

DIVERSIFIED TELECOMMUNICATION SERVICES (2.51%)
CSC Holdings, LLC(h)(l)(m)	United States		4.63%	12/01/30	2,125,000	757,431
CSC Holdings, LLC(h)(l)(m)	United States		5.75%	01/15/30	862,000	327,072
CSC Holdings, LLC(h)(l)	United States		11.25%	05/15/28	723,000	591,664
CSC Holdings, LLC(h)(l)	United States		11.75%	01/31/29	1,985,000	1,441,388
Level 3 Financing, Inc.(h)(l)(m)	United States		6.88%	06/30/33	3,641,533	3,709,180
Level 3 Financing, Inc.(h)(l)(m)	United States		7.00%	03/31/34	20,000,000	20,462,118
Vmed O2 UK Financing I PLC(h)(l)	United Kingdom		4.75%	07/15/31	114,000	98,183
Vmed O2 UK Financing I PLC(h)(l)	United Kingdom		6.75%	01/15/33	659,000	588,935
Windstream Services, LLC (fka Windstream Corporation)(h)(l)(m)	United States		7.50%	10/15/33	12,754,000	13,311,031

						41,287,002

ELECTRIC UTILITIES (0.40%)
Electricite de France S.A.(h)	France		6.88%	06/26/37	£5,000,000	6,507,580

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.35%)
Wolfspeed Inc (4.00% PIK+ 9.88% Cash Rate)(d)(h)(l)	United States		13.88%	06/23/30	$5,221,602	5,745,643

GAS UTILITIES (0.90%)
Venture Global Plaquemines Lng LLC(h)(l)(m)	United States		6.50%	01/15/34	6,054,000	6,321,489
Venture Global Plaquemines Lng LLC(h)(l)(m)	United States		6.75%	01/15/36	7,990,000	8,464,658

						14,786,147

HEALTH CARE PROVIDERS & SERVICES (0.46%)
CHS/Community Health Systems, Inc.(h)(l)	United States		9.75%	01/15/34	7,345,000	7,621,356

INSURANCE (0.32%)
Ardonagh Finco Ltd(h)(l)(m)	United Kingdom		7.75%	02/15/31	5,221,000	5,279,212

INTERACTIVE MEDIA & SERVICES (0.11%)
OAK-Eagle Acquireco Inc(h)(l)	United States		7.25%	07/01/33	1,700,000	1,762,484

LEISURE PRODUCTS (0.73%)
Kingpin Intermediate Holdings LLC(h)(l)(m)	United States		7.25%	10/15/32	13,628,000	12,064,867

MEDIA (1.08%)
Clear Channel Outdoor Holdings, Inc.(h)(l)(m)	United States		7.13%	02/15/31	2,131,000	2,236,841
Clear Channel Outdoor Holdings, Inc.(h)(l)(m)	United States		7.50%	03/15/33	955,000	1,011,491
Clear Channel Outdoor Holdings, Inc.(h)(l)(m)	United States		7.88%	04/01/30	2,654,000	2,775,089
VZ Secured Financing B.V.(h)(l)(m)	Netherlands		7.50%	01/15/33	12,500,000	11,816,804

						17,840,225

OIL, GAS & CONSUMABLE FUELS (0.17%)
Moss Creek Resources Holdings, Inc.(h)(l)	United States		8.25%	09/01/31	2,357,000	2,355,470

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
OIL, GAS & CONSUMABLE FUELS (continued)
Vital Energy, Inc.(h)(l)	United States		7.88%	04/15/32	$500,000	$511,560

						2,867,030
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.48%)
Aedas Homes S.A.(c)(e)(l)	Spain	3M EURIBOR + 5.25%	7.28%	12/31/29	€2,400,000	2,754,080
Neinor DMP BidCo, S.A.U.(c)(e)(l)	Spain	3M EURIBOR + 5.25%	7.30%	12/31/29	4,454,159	5,111,296

						7,865,376
SPECIALTY RETAIL (0.91%)
EG Global Finance PLC(c)(d)(e)(l)	United Kingdom	3M SOFR + 7.50%	11.12%	11/30/28	$11,488,868	12,149,478
Guitar Center, Inc.(d)(h)(l)(m)	United States		8.50%	01/15/29	3,633,969	2,862,012

						15,011,490
TEXTILES, APPAREL & LUXURY GOODS (0.73%)
Made in Italy 2 S.P.A., Series A Term Loan(c)(d)(e)	Italy	6M EURIBOR + 7.00%	9.04%	10/17/30	€4,820,870	4,847,839
Made in Italy 2 S.P.A., Series B Term Loan(c)(d)(e)	Italy	6M EURIBOR + 7.00%	9.04%	10/17/30	7,179,130	7,219,293

						12,067,132
TOTAL CORPORATE BONDS (Cost $211,742,940)						211,927,079

ASSET-BACKED SECURITIES (5.03%)
ABF Auto Loan Borrower Trust C - Carvana(c)(e)	United States			05/10/33	$4,066,711	4,202,540
ABF Auto Loan Borrower Trust C - Carvana(e)(h)	United States		4.77%	05/10/33	3,627,450	3,627,450
ABF Auto Loan Borrower Trust C - Carvana(e)(h)	United States		5.21%	05/10/33	958,997	958,134
ABF Auto Loan Borrower Trust C - Carvana(e)(h)	United States		7.19%	05/10/33	4,122,763	4,122,763
AP Grange Holdings, LLC (6.50% PIK)(d)(h)	United States		6.50%	03/20/45	15,005,667	16,620,062
Carvana Auto Receivables Trust 2024-N2, Class D(h)(l)	United States		6.44%	09/10/30	4,400,000	4,487,503
Carvana Auto Receivables Trust 2024-N2, Class E(h)(l)	United States		8.16%	06/10/31	3,450,000	3,456,108
Carvana Auto Receivables Trust 2024-N2, Class R(l)	United States			06/10/31	5,400	2,036,204
Carvana Auto Receivables Trust 2024-N2, Class XS(l)	United States			06/10/31	5,400	386,318
Carvana Auto Receivables Trust 2025-N1, Class EX2(c)(l)	United States		10.44%	08/10/32	3,772	4,521,120
Central Plains LLC 2024-1(c)(e)(l)	United States	1M SOFR + 3.75%	7.40%	10/30/31	13,500,000	13,589,100
Nelnet Student Loan Trust 2021-A(c)(e)(l)	United States		8.43%	04/20/62	10,080	1,877,735
Nelnet Student Loan Trust 2021-B(c)(e)(l)	United States		15.01%	04/20/62	10,080	1,008,637
Nelnet Student Loan Trust 2021-C(c)(e)(l)	United States		5.32%	04/20/62	10,080	770,101
Nelnet Student Loan Trust 2021-D(c)(e)(l)	United States		2.92%	04/20/62	10,080	608,732
NMFC Senior Loan Program III LLC(c)(e)	United States	3M SOFR + 4.75%	8.42%	08/07/28	9,250,000	9,176,925
NMFC Senior Loan Program IV LLC(c)(e)	United States	3M SOFR + 4.75%	8.37%	07/11/30	5,750,000	5,699,400

						77,148,832

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Rate	Maturity Date	Principal Amount	Value (Note 2)(a)
ASSET-BACKED SECURITIES (continued)
QTS Project Ram(c)(e)(g)	United States	3M SOFR + 2.25%	5.90%	05/29/28	$5,735,443	$5,694,148
TOTAL ASSET-BACKED SECURITIES (Cost $83,411,331)						82,842,980

CONVERTIBLE CORPORATE BONDS (1.55%)

BROADLINE RETAIL (0.28%)
Alibaba Group Holding Limited(n)	China		0.00%	09/15/32	4,819,000	4,579,160

HOTELS, RESTAURANTS & LEISURE (1.27%)
Delivery Hero SE(h)(m)	Korea, South		3.25%	02/21/30	€19,400,000	20,955,362
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $26,098,792)						25,534,522

COMMERCIAL REAL ESTATE LOANS (1.02%)
AREIT CRE Trust 2023-CRE8, Class C, Series 2023-CRE8(c)(l)	Bermuda	1M SOFR + 4.02%	7.70%	08/17/41	$7,000,000	6,940,560
MF1 Multifamily Housing Mortgage Loan Trust 2022-B1, Class A, Series 2022-B1(c)(l)	United States	1M SOFR + 2.02%	5.69%	11/17/37	8,000,000	7,979,862
MF1 Multifamily Housing Mortgage Loan Trust 2022-B1, Class B, Series 2022-B1(c)(l)	United States	1M SOFR + 2.70%	6.37%	11/17/37	100,000	98,325
MF1 Multifamily Housing Mortgage Loan Trust 2022-B1, Class C, Series 2022-B1(c)(l)	United States	1M SOFR + 3.25%	6.92%	11/17/37	1,034,000	1,017,300
MF1 Multifamily Housing Mortgage Loan Trust 2022-B1, Class D, Series 2022-B1(c)(l)	United States	1M SOFR + 4.00%	7.67%	11/17/37	142,000	141,303
MF1 Multifamily Housing Mortgage Loan Trust 2022-B1, Class E, Series 2022-B1(c)(l)	United States	1M SOFR + 4.75%	8.42%	11/17/37	724,000	687,404

						9,924,194
TOTAL COMMERCIAL REAL ESTATE LOANS (Cost $16,842,654)						16,864,754

Descripton					Units	Value (Note 2)(a)
MEMBERSHIP INTERESTS (0.28%)
CONSTRUCTION & ENGINEERING (0.01%)
Tailwind Fire Flow Investor, LP(e)(o)(p)(q)	United States				100	101,068

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.27%)
VCI Intermediate TopCo 1 LLC(e)(o)(p)(q)	United States				965,968	975,627

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Country		Units	Value (Note 2)(a)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (continued)
VCI Intermediate TopCo 2 LLC(e)(o)(p)(q)	United States		3,513,337	$3,548,471

				4,524,098

TOTAL MEMBERSHIP INTERESTS (Cost $4,580,373)				4,625,166

			Shares	Value (Note 2)(a)
COMMON STOCKS (0.06%)
MEDIA (0.06%)
Optimum Communications Inc-A (fka Altice USA, Inc.)(p)	United States		738,472	960,014
TOTAL COMMON STOCKS (Cost $1,456,259)				960,014

LIMITED PARTNERSHIP (0.00%)
WC ORS Holdings, L.P.(e)(o)(p)(q)	United States		9,557	19,783
TOTAL LIMITED PARTNERSHIP (Cost $9,557)				19,783

		Coupon Rate
PREFERRED STOCKS (0.00%)
INSURANCE (0.00%)
HIG Intermediate, Inc.(d)(e)(h)(o)(q)	United States	10.50%	50,000	50,000
TOTAL PREFERRED STOCKS (Cost $49,250)				50,000

		7-Day Yield	Shares	Value (Note 2)(a)
SHORT TERM INVESTMENT (3.63%)
Goldman Sachs Financial Square Government Fund - Institutional Class		3.58%	59,708,262	59,708,262
TOTAL SHORT TERM INVESTMENT (Cost $59,708,262)				59,708,262

TOTAL INVESTMENTS (135.44%) (Cost $2,254,154,476)				2,228,879,388
Liabilities in Excess of Other Assets (-35.44%)				(583,288,570)

NET ASSETS (100.00%)				$1,645,590,818

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Reference Rates:

1M EURIBOR - 1 Month EURIBOR as of March 31, 2026 was 1.89%

3M EURIBOR - 3 Month EURIBOR as of March 31, 2026 was 2.08%

6M EURIBOR - 6 Month EURIBOR as of March 31, 2026 was 2.48%

3M NIBOR - 3 Month NIBOR as of March 31, 2026 was 4.34%

1M SOFR - 1 Month US SOFR as of March 31, 2026 was 3.66%

3M SOFR - 3 Month US SOFR as of March 31, 2026 was 3.68%

6M SOFR - 6 Month US SOFR as of March 31, 2026 was 3.70%

3M SONIA COMP - 3 Month SONIA Compound as of March 31, 2026 was 3.74%

3M SONIA - 3 Month SONIA as of March 31, 2026 was 3.72%

CORRA - Canadian Overnight Repo Rate Average as of March 31, 2026 was 2.27%

PRIME - Prime Rate as of March 31, 2026 was 6.75%

TONA - Tokyo Overnight Average Rate as of March 31, 2026 was 0.73%

(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)

“Bank Loans” are senior secured loans made to companies whose debt is below investment grade, as well as investments with similar economic characteristics. Bank Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. Bank Loans bear interest at a rate that may be determined by refererence to the Secured Overnight Financing Rate (“SOFR” or “S”) or an alternate base rate (which can include but is not limited to the Federal Funds Effective Rate or the Prime Rate), at the borrower’s option, and which reset periodically based on the terms of the loan agreement. The terms in the Consolidated Schedule of Investments disclose the actual interest rate in effect as of the reporting date. Bank Loans are generally not registered under the Securities Act of 1933, as amended (the “Securities Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Bank Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(c)

Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(d)	Paid in kind security which may pay interest in additional par.
(e)	Security was valued using unobservable inputs and is classified as Level 3 in the Fund’s fair value hierarchy (see Note 2).
(f)

Security or portion thereof pledged as collateral under (i) the secured revolving credit facility entered into by CRDTX SPV I, LLC and Citibank N.A. and/or (ii) the secured revolving credit facility entered into by CRDTX SPV II, LLC and Royal Bank of Canada.

(g)

A portion of this security was not funded as of March 31, 2026. The Consolidated Schedule of Investments records only the funded portion of each position. As of March 31, 2026, the Fund has unfunded delayed draw loans in the amount of $233,791,908. Fair value of these unfunded delayed draws was $230,491,573. Additional information is provided in Note 4 General Commitments and Contingencies.

(h)	Fixed rate security.
(i)	Security is on non-accrual status.
(j)	See Note 2 regarding defaulted securities.
(k)	These investments have a maturity date prior to the end of the current period. The final terms of an extension, restructuring or exit are still under negotiation with the respective portfolio company.
(l)

Securities exempt from registration under Rule 144A of the Securities Act and Regulation S of the Securities Act. These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2026, the aggregate market value of such securities was $229,025,346, representing 13.92% of net assets.

(m)	Security or a portion thereof pledged as collateral under the Fund’s committed facility agreement with BNP Paribas Brokerage International, Ltd.
(n)	Zero coupon securities.
(o)	These securities have no contractual maturity date, are not redeemable and contractually pay an indefinite stream of dividends.
(p)	Non-income producing security.
(q)	Securities may be deemed to be “restricted securities” under the Securities Act. As of March 31, 2026, the restricted securities were as follows:

Restricted	Acquisition Date	Cost	Value March 31, 2026	Value as Percentage of Net Assets Applicable to Common Stockholders March 31, 2026
HIG Intermediate, Inc.	12/10/2024	$49,250	$50,000	0.00%
Tailwind Fire Flow Investor, LP	06/28/2024	101,068	101,068	0.01%
VCI Intermediate TopCo 1 LLC	11/19/2025	965,968	975,627	0.06%
VCI Intermediate TopCo 2 LLC	02/13/2026	3,513,337	3,548,471	0.22%
WC ORS Holdings, L.P.	08/09/2024	9,557	19,783	0.00%

Total		$4,639,180	$4,694,949	0.29%

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Common Abbreviations:

AB - Aktiebolag
B.V. - Besloten Vennootschap
Co. - Company
CORRA - Canadian Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd - Limited Company
NIBOR - Norwegian Interbank Offered Rate
P.A. - Professional Association
PIK - Payment in Kind
PLC - Public Limited Company
SARL - Société A Responsabilité Limitée
S.A.U. - Sociedad Anonima Unipersonal
SONIA - Sterling Overnight Index Average
SOFR - Secured Overnight Financing Rate
TONA - Tokyo Overnight Average Rate

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Receiving Currency	Receiving Value	Delivering Currency	Delivering Currency	Unrealized Appreciation/ (Depreciation)
Bank of New York Mellon	06/17/26	USD	10,075,121	CAD	13,613,000	$256,535
Bank of New York Mellon	06/17/26	USD	2,699,034	EUR	2,310,000	19,633
Bank of New York Mellon	06/17/26	USD	158,177,342	GBP	119,448,000	112,386
Bank of New York Mellon	06/17/26	USD	5,176,880	NOK	49,778,000	39,395
Mizuho Securities Co., Ltd.	06/17/26	USD	708,299	CAD	957,000	18,048
Mizuho Securities Co., Ltd.	06/17/26	USD	415,732	JPY	64,996,000	3,544

						$449,541

Bank of New York Mellon	06/17/26	EUR	(175,418,000)	USD	(201,726,187)	$(1,743,583)
Bank of New York Mellon	06/17/26	GBP	5,450,000	USD	7,297,394	(85,436)
Bank of New York Mellon	06/17/26	JPY	1,173,000	USD	7,502	(63)
Mizuho Securities Co., Ltd.	06/17/26	EUR	(40,558,000)	USD	(46,606,820)	(436,966)
Mizuho Securities Co., Ltd.	06/17/26	GBP	1,151,000	USD	1,525,328	(2,215)
Mizuho Securities Co., Ltd.	06/17/26	NOK	20,000	USD	2,083	(19)

						$(2,268,282)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Pay/Receive Floating Rate	Reference Entity/ Obligations	Currency	Pay Notional Amount	Floating Rate Index	Spread (bps)	Termination Date	Receive Notional Amount	Unrealized Depreciation
Nomura Global Financial Products, Inc.	Receive	Optimum Communications Inc-A (fka Altice USA, Inc.)	USD	$(609,018)	FEDL01	0.65	7/12/2027	$439,360	$(169,658)

INTEREST RATE SWAP SUMMARY

Counterparty	Fund Receives	Fund Pays	Maturity Date	Receive Notional	Currency	Unrealized Appreciation
Morgan Stanley	3.48%	1 Day SOFR	1/27/29	$293,500,000	USD	$(920,329)
Nomura Securities	4.09%	1 Day SOFR	1/21/28	370,000,000	USD	2,780,034
Nomura Securities	3.95%	1 Day SOFR	4/29/29	150,000,000	USD	1,565,437

						$3,425,142

Apollo Diversified Credit Fund	Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

INTEREST RATE OPTION SUMMARY

Counterparty	Option Type	Reference Obligation	Strike	Expiration Date	Notional	Cost	Fair Value	Unrealized (Depreciation)
Nomura Securities	Interest Rate	1 Day SOFR	4%	4/17/26	$548,000,000	$2,548,200	$453,174	$(2,095,026)

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

1. ORGANIZATION

Apollo Diversified Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund was organized as a statutory trust on April 5, 2016, under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017 and is authorized to issue an unlimited number of shares with no par value. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value (“NAV”). The Fund’s investment adviser is Apollo Capital Credit Adviser, LLC (the “Adviser”). The Fund’s investment sub-adviser is Apollo Credit Management, LLC (the “Sub-Adviser”). Both the Adviser and Sub-Adviser are affiliates of Apollo Global Management, Inc. and its consolidated subsidiaries (“Apollo”). Both the Adviser and Sub-Adviser are registered as investment advisers with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended.

The Fund’s investment objective is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective through a “multi-asset” approach across both private and public credit markets. With access to the broad spectrum of the credit platform of Apollo, the Fund employs a dynamic asset allocation process, investing across a range of credit strategies in an effort to generate attractive risk-adjusted returns, including but not limited to corporate direct lending, asset-backed finance and performing credit. The Fund’s allocation across each of these investment strategies may vary from time to time. The Fund will invest, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding in debt securities, including, but not limited to, credit related investments such as fixed income securities (investment grade debt and high-yield debt), floating rate securities (senior loans or structured credit) and other debt instruments and in derivatives (futures, forward contracts, foreign currency exchange contracts, call and put options, selling or purchasing credit default swaps, and total return swaps) and other instruments that have economic characteristics similar to such securities or investments.

The Fund currently offers Class A, Class C, Class I, Class L and Class M shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class F shares commenced operations on September 25, 2017, and are no longer offered except for reinvestment of dividends. Class M shares commenced operations on November 2, 2021. Class A and Class L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C, Class I, and Class M shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific service and distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fund Subsidiaries – During the period ended March 31, 2026, certain investments of the Fund were held through wholly-owned subsidiaries. The Fund has a 100% ownership interest, consolidates, and has control over significant operating, financial, and monetary decisions of CRDTX SPV II, LLC (the “Financing Subsidiary II”), ADCF Alpha SPV LLC (“Alpha SPV”), ADCF Beta SPV LLC (“Beta SPV”), ADCF Offshore Holdings, LLC (the “Cayman Subsidiary”), ADCF Lender LLC (the “ADCF Lender”), CRDTX SPV I, LLC (the “Financing Subsidiary”), and GIACF Alternative Holdings, LLC (the “Cayman SPV”) (together, the “Subsidiaries”). The primary purpose of the Subsidiaries is to facilitate the holding of certain investments of the Fund. For purposes of the Fund’s investment restrictions, guidelines and limitations, the Fund will aggregate direct investments with investment exposure provided by its Subsidiaries. The financial results of the Subsidiaries are included in the consolidated financial statements and financial highlights of the Fund and all investments held by the Subsidiaries are disclosed in the Consolidated Schedule of Investments. All accounts and transactions between the Fund and the Subsidiaries have been eliminated in consolidation.

The Financing Subsidiary II, a Delaware limited liability company, was formed on February 12, 2026. The Fund and the Financing Subsidiary II are party to a secured revolving credit facility with Royal Bank of Canada. The Fund is the managing and sole member of the Financing Subsidiary II pursuant to a limited liability company operating agreement and the Fund will remain the sole member and will continue to wholly own and control the Financing Subsidiary II. Assets pledged as collateral by the Financing Subsidiary II under the secured revolving credit facility with Royal Bank of Canada are disclosed in the Consolidated Schedule of Investments. As of the period ended March 31, 2026, the Financing Subsidiary II had $114,411,555 in net assets, representing 5.13% of the Fund’s total assets.

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

Alpha SPV is a limited liability company formed in accordance with the laws of the State of Delaware on January 30, 2026. The Fund is the managing and sole member of Alpha SPV pursuant to a limited liability company operating agreement. As of the period ended March 31, 2026, Alpha SPV had $0 in net assets, representing 0% of the Fund’s total assets.

Beta SPV is a limited liability company formed in accordance with the laws of the State of Delaware on January 30, 2026. The Fund is the managing and sole member of Beta SPV pursuant to a limited liability company operating agreement. As of the period ended March 31, 2026, Beta SPV had $0 in net assets, representing 0% of the Fund’s total assets.

The Cayman Subsidiary, a Cayman Islands limited liability company, was formed on October 10, 2025. The Fund is the managing and sole member of the Cayman Subsidiary pursuant to a limited liability company operating agreement. The Cayman Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Cayman Subsidiary is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade or business and, as such, is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Cayman Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. As of the period ended March 31, 2026, the Cayman Subsidiary had $13,933,333 in net assets, representing 0.63% of the Fund’s total assets.

The ADCF Lender is a limited liability company formed in accordance with the laws of the State of Delaware on July 28, 2022. The Fund is the managing and sole member of the ADCF Lender pursuant to a limited liability company operating agreement. As of the period ended March 31, 2026, the ADCF Lender had $0 in net assets, representing 0% of the Fund’s total assets.

The Financing Subsidiary, a Delaware limited liability company, was formed on November 27, 2018. The Fund and the Financing Subsidiary, are party to a secured revolving credit facility with Citibank, N.A. The Fund is the managing and sole member of the Financing Subsidiary pursuant to a limited liability company operating agreement and the Fund will remain the sole member and will continue to wholly own and control the Financing Subsidiary. Assets pledged as collateral by the Financing Subsidiary under the secured revolving credit facility with Citibank, N.A. are disclosed in the Consolidated Schedule of Investments. As of the period ended March 31, 2026, the Financing Subsidiary had $299,648,974 in net assets, representing 13.44% of the Fund’s total assets.

The Cayman SPV, a Cayman Islands exempted company, was formed on September 18, 2018. The Fund is the managing and sole member of the Cayman SPV pursuant to a limited liability company operating agreement. The Cayman SPV has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Cayman SPV is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade of business and, as such, is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Cayman SPV’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. The voluntary liquidation of the Cayman SPV commenced effective October 15, 2025. The Cayman SPV was deemed to be dissolved as of February 11, 2026.

For purposes of the Fund’s investment restrictions, guidelines and limitations, the Fund will aggregate direct investments with investment exposure provided by its Subsidiaries.

Fund Valuation – The net asset value per share for the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. Each of the Fund’s share classes will be offered at net asset value plus the applicable sales load, if any. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses and other liabilities of the Fund, by the total number of shares outstanding.

Security Valuation – The Fund’s Board of Trustees (the “Board” or “Trustees”) has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). In accordance with the Valuation Policy and Procedures, the Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Forward foreign currency contracts, interest rate options, interest rate swap contracts, and total return swap contracts are typically valued at their quoted daily prices obtained from an independent pricing service. The aggregate settlement values and notional amounts of the forward foreign currency contracts, interest rate swap contracts, and total return swap contracts will not be recorded in the Consolidated Statement of Assets and Liabilities. However, fluctuations in the value of the forward foreign currency contracts, interest rate options, interest rate swap contracts, and total return swap contracts will be recorded in the Consolidated Statement of Assets and Liabilities as an asset or liability and in the Consolidated Statement of Operations as unrealized appreciation or depreciation until terminated.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2026:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Bank Loans	$—	$529,540,724	$1,296,806,104	$1,826,346,828
Corporate Bonds	—	155,323,026	56,604,053	211,927,079
Asset-backed Securities	—	31,507,315	51,335,665	82,842,980
Short Term Investment	59,708,262	—	—	59,708,262
Convertible Corporate Bonds	—	25,534,522	—	25,534,522
Commercial Real Estate Loans	—	16,864,754	—	16,864,754
Membership Interests	—	—	4,625,166	4,625,166
Common Stocks	960,014	—	—	960,014
Limited Partnership	—	—	19,783	19,783
Preferred Stocks	—	—	50,000	50,000
Unfunded Loan Commitments	—	10,435	591,868	602,303
Liabilities:
Unfunded Loan Commitments	—	(366,735)	(1,637,441)	(2,004,176)

Total	$60,668,276	$758,414,041	$1,408,395,198	$2,227,477,515

Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$—	$449,541	$—	$449,541
Interest Rate Swap Contracts	—	4,345,471	—	4,345,471
Interest Rate Option Contracts (at fair value)	—	453,174	—	453,174
Liabilities:
Forward Foreign Currency Contracts	—	(2,268,282)	—	(2,268,282)
Interest Rate Swap Contracts	—	(920,329)	—	(920,329)
Total Return Swap Contracts	—	(169,658)	—	(169,658)

Total	$—	$1,889,917	$—	$1,889,917

*

Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contracts’ value.

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

	Bank Loans	Corporate Bonds	Asset- Backed Securities	Membership Interests	Limited Partnership	Preferred Stocks	Unfunded Loan Commitments	Total
Balance as of December 31, 2025	$1,199,346,739	$61,667,467	$44,377,316	$1,067,036	$16,916	$50,000	$1,510,210	$1,308,035,684
Accrued discount/premium	263,279	98,073	(102,257)	—	—	—	—	259,095
Return of Capital	—	—	—	—	—	—	—	—
Realized Gain/(Loss)	955,975	—	164,533	—	—	—	—	1,120,508
Change in Unrealized Appreciation/ (Depreciation)	(11,968,204)	(855,071)	114,105	44,793	2,867	—	(2,555,783)	(15,217,293)
Purchases	391,466,758	3,693,584	16,684,051	3,513,337	—	—	—	415,357,730
Sales Proceeds	(282,365,798)	(8,000,000)	(9,902,083)	—	—	—	—	(300,267,881)
Transfer into Level 3(a)	—	—	—	—	—	—	—	—
Transfer out of Level 3(a)	(892,645)	—	—	—	—	—	—	(892,645)

Balance as of March 31, 2026	$1,296,806,104	$56,604,053	$51,335,665	$4,625,166	$19,783	$50,000	$(1,045,573)	$1,408,395,198

Net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments held at March 31, 2026	$(17,991,184)	$(923,654)	$114,105	$44,793	$2,867	$—	$(2,555,783)	$(21,308,856)

(a)	Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above.

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Minimum	Maximum	Weighted Average
Bank Loans	$1,123,704,386	Discounted Cash Flow	Discount Rate	3.23%	57.55%	9.00%
Bank Loans	172,180,197	Transaction Approach	Recent Transaction	$95.00	$99.50	$98.32
Bank Loans	777,414	Independent pricing service and/or Broker Quotes	Vendor and/or Broker Quotes	$45.00	$45.00	$45.00
Bank Loans	144,107	Recovery Analysis	Recoverability %	0.00%	52.50%	50.82%
Asset-Backed Securities	51,335,665	Discounted Cash Flow	Discount Rate	2.60%	18.60%	8.53%
Corporate Bond	56,604,053	Discounted Cash Flow	Discount Rate	7.16%	13.04%	8.90%
Membership
Interests	4,524,098	Discounted Cash Flow	Discount Rate	11.14%	17. 49%	12.61%
Membership Interests	101,068	Transaction Approach	Recent Transaction	$1,010.68	$1,010.68	$1,010.68
Limited Partnership	19,783	Market Comparable Technique	Comparable Multiple	9.25x	9.25x	9.25x
Preferred Stocks	50,000	Discounted Cash Flow	Discount Rate	11.63%	11.63%	11.63%
Unfunded Loan Commitments	(933,118)	Discounted Cash Flow	Discount Rate	2.60%	15.30%	9.76%
Unfunded Loan Commitments	(112,455)	Transaction Approach	Recent Transaction	$95.00	$99.50	$96.34
Total	$1,408,395,198

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase
Comparable Multiple	Increase	Decrease
Vendor and/or Broker Quote	Increase	Decrease
Recent Transaction	Increase	Decrease
Recoverability %	Increase	Decrease

The Fund used valuation techniques consistent with the income approach and market approach to determine the fair value of certain Level 3 assets as of March 31, 2026. The valuation techniques utilized by the Fund included discounted cash flows analysis, recovery analysis, and the option model. The Fund uses market discount rates for debt securities to determine if the effective yield on a debt security is commensurate with the market yields for that type of debt security. If a debt security’s effective yield is significantly less than the market yield for a similar debt security with a similar credit profile, the resulting fair value of the debt security may be lower. For certain investments where fair value is derived based on a recovery analysis, the Fund uses underlying commodity prices from third party market pricing services to determine the fair value and/or recoverable amount, which represents the proceeds expected to be collected through asset sales or liquidation. Further, for certain investments, the Fund also considered the probability of future events which are not in management’s control. Significant increases or decreases in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. The significant unobservable inputs used in the fair value measurement of the structured products include the discount rate applied in the valuation models in addition to default and recovery rates applied to projected cash flows in the valuation models. Specifically, when a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of an investment; conversely decreases in the discount rate can significantly increase the fair value of an investment. The discount rate is determined based on the market rates an investor would expect for a similar investment with similar risks. For certain investments, the Fund used the market comparable technique. The significant unobservable input used in this technique is primarily earnings before interest, taxes, depreciation and amortization comparable multiples.

Generally, new investments not valued by an independent pricing service are held at purchase price initially until the investment has been held by the Fund for a full quarter. Absent a material change to the applicable investment, the Valuation Designee subsequently determines the application of a fair value methodology at the next valuation date.

The carrying and fair value of the Fund’s debt obligations as of March 31, 2026, for which the Fund has determined would be categorized as Level 2 in the fair value hierarchy, was $583,823,463.

Securities Transactions, Revenue Recognition and Expenses – The Fund records its investment transactions on a trade date basis. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, using the specified identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

basis. Discount and premium to par value on investments acquired are accreted and amortized, respectively, into interest income over the life of the respective investment using the effective interest method. Loan origination fees, original issue discount and market discount or premium are capitalized and amortized against or accreted into interest income using the effective interest method or straight-line method, as applicable. For the Fund’s investments in revolving bank loans, the cost basis of the investment purchased is adjusted for the cash received for the discount on the total balance committed. The fair value is also adjusted for price appreciation or depreciation on the unfunded portion. Upon prepayment of a loan or debt security, any prepayment premium is recorded as interest income.

Dividend income on preferred equity investments is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity investments is recorded on the record date for private portfolio companies and on the ex-dividend date for publicly traded portfolio companies. Distributions received from a limited liability company or limited partnership investments are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.

Income from securitization vehicles and investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded daily using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal of the investment on the respective interest or dividend payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest or dividend income, as applicable. If at any point the Fund believes PIK is not expected to be realized, the investment generating PIK will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment is placed on non-accrual status.

Expenses are recorded on an accrual basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Cash and Cash Equivalents – The Fund places its cash with certain banking institutions, which are insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Loan Participation and Assignments – The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. The Fund will rely on an exemption in Rule 18f-4(e) when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a fee based on the undrawn portion of the underlying line of credit of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended March 31, 2026, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of March 31, 2026, the Fund had $230,491,573 at fair value in unfunded loan commitments.

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

Defaulted Securities and Non-Accrual Securities – The Fund held defaulted securities and/or other non-accrual securities for which the income has been deemed uncollectible. As of March 31, 2026, the aggregate value of those securities was $16,706,547 representing 1.02% of the Fund’s net assets. The Fund doesn’t accrue income on securities for which income has been deemed uncollectible. Additionally, the Fund provides for losses on interest receivable. Such securities have been identified on the accompanying Consolidated Schedule of Investments.

Distributions to Shareholders – The Fund intends to accrue dividends daily and to distribute as of the last business day of each quarter. Distributions of net capital gains are normally accrued and distributed in December of each year. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” (more than a fifty percent chance) to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2025 returns.

Segment Reporting – The Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates under one operating segment and reporting unit. In connection with the adoption of ASU 2023-07, the Fund’s President or designee acts as the Fund’s CODM and is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s consolidated financial statements. The Fund’s adoption of this guidance did not have a material impact on the Fund’s financial position, results of operations or cash flows.

Income Taxes – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund adopted ASU 2023-09 effective December 31, 2025 and concluded that the application of this guidance did not have any material impact on its consolidated financial statements.

Income Statement - Reporting Comprehensive Income – In November 2024, the FASB issued ASU No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures” (Subtopic 220-40) (“ASU 2024-03”). The amendments in ASU 2024-03 improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This information generally is not presented in the consolidated financial statements today. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Fund does not expect the adoption of ASU 2024-03 to have a material impact on its year-end financial statements.

3. DERIVATIVE TRANSACTIONS

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as forward foreign currency contracts, total return swap contracts, interest rate swap contracts and interest rate options. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service.

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

The Fund relies on certain exemptions in Rule 18f-4 to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule 18f-4, “derivatives transactions” include the following:

(1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule 18f-4(d)(1)(ii), reverse repurchase agreements and similar financing transactions. The Fund will rely on an exemption in Rule 18f-4(f) when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, if certain conditions are met.

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund ceases to qualify as a “limited derivatives user” as defined in Rule 18f-4, the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

Foreign Currency Derivatives – The Fund engaged in currency transactions with counterparties during the period ended March 31, 2026, to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is terminated, the Fund records a realized gain or loss equal to the difference between the value of the arrangement at the time it was opened and the value of the arrangement at the time it was extinguished.

The Fund enters into total return swap contracts on a long and short basis. These contracts involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount of one or more underlying referenced securities. To the extent the total return of the underlying referenced security exceeds or falls short of the offsetting interest amount, the Fund will receive a payment from or make a payment to the counterparty.

The Fund enters into interest rate swap contracts to increase or decrease its exposure to changes in the level of interest rates. Interest rate swap contracts involve the exchange by the Fund with another party of their respective commitments to pay or receive interest at specified intervals based on a notional amount of principal.

The Fund has pledged $22,221,293 as cash collateral in accordance with the terms of the interest rates swaptions and total return swap contracts.

For the period ended March 31, 2026, the average monthly notional value of forward foreign currency contracts, total return swap contracts, interest rate options and interest rate swap contracts were $421,652,636, $481,043, $449,361, and $7,749,509, respectively.

4. GENERAL COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and may be engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Additionally, from time to time, the Adviser and its affiliates may commit to an investment on behalf of the funds it manages, including the Fund. Certain terms of these investments are not finalized at the time of the commitment and each respective fund’s allocation may change prior to the date of funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to but may be at a future point in time.

As of March 31, 2026, Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Unfunded Security(a)	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
Accel International Holdings, LLC, First Lien Revolving Term Loan	$1,467,890	$—	$1,467,890
Acentra Holdings, LLC (fka CNSI Holdings, LLC), First Lien Revolving Term Loan	1,000,000	—	1,000,000
Advarra Holdings, Inc., First Lien Delayed Draw Term Loan	832,140	—	832,140

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

Alkeme Intermediary Holdings LLC, First Lien Delayed Draw Term Loan	$10,000,000	$—	$10,000,000
Allied Benefit Systems Intermediate LLC, First Lien Delayed Draw Term Loan	1,116,825	—	1,116,825
Altern Marketing, LLC, First Lien Revolving Term Loan	255,754	—	255,754
Anaplan, Inc., First Lien Revolving Term Loan	582,452	—	582,452
Arcwood Environmental, Inc., First Lien Revolving Term Loan	109,290	—	109,290
Arcwood Environmental, Inc., First Lien Revolving Term Loan	604,396	—	604,396
Artifact Bidco, Inc., First Lien Delayed Draw Term Loan	1,551,724	—	1,551,724
Artifact Bidco, Inc., First Lien Revolving Term Loan	354,680	—	354,680
Artifact Bidco, Inc., First Lien Revolving Term Loan	753,695	—	753,695
Aryeh Bidco Investment Ltd., First Lien Delayed Draw Term Loan	1,826,125	260,875	1,565,250
Aryeh Bidco Investment Ltd., First Lien Revolving Term Loan	1,304,375	—	1,304,375
AVSC Holding Corp., First Lien Revolving Term Loan	1,449,831	260,970	1,188,861
Azuria Water Solutions, Inc., First Lien Delayed Draw Term Loan	485,294	—	485,294
Azurite Intermediate Holdings, Inc., First Lien Revolving Term Loan	600,000	—	600,000
BCPE Maverick Parent, LP, First Lien Delayed Draw Term Loan	33,750,000	31,460,758	2,289,242
BGIF IV Fearless Utility Services, Inc., First Lien Delayed Draw Term Loan	2,349,057	1,877,359	471,698
BGIF IV Fearless Utility Services, Inc., First Lien Revolving Term Loan	1,132,075	94,340	1,037,736
Cascade Parent Inc., First Lien Revolving Term Loan	932,540	—	932,540
CCI Buyer, Inc., First Lien Revolving Term Loan	441,379	—	441,379
Cerity Partners Equity Holding LLC, First Lien Delayed Draw Term Loan	8,256,881	—	8,256,881
Cerity Partners Equity Holding LLC, First Lien Revolving Term Loan	743,119	297,248	445,872
Channelside AcquisitionCo, Inc. (fka Gruden Acquisition, Inc.), First Lien Revolving Term Loan	333,333	—	333,333
CircusTrix Holdings LLC, First Lien Revolving Term Loan	268,817	161,290	107,527
Coding Solutions Acquisition Inc, First Lien Delayed Draw Term Loan	566,038	—	566,038
Coding Solutions Acquisition Inc, First Lien Delayed Draw Term Loan	169,847	—	169,847
Coding Solutions Acquisition Inc, First Lien Revolving Term Loan	381,679	—	381,679
Consult Bidco Ltd, First Lien Delayed Draw Term Loan	3,306,992	—	3,306,992
Coretrust Purchasing Group LLC (HPG Enterprises LLC), First Lien Delayed Draw Term Loan	333,684	—	333,684
Coretrust Purchasing Group LLC (HPG Enterprises LLC), First Lien Revolving Term Loan	789,474	—	789,474
Coupa Software Incorporated, First Lien Delayed Draw Term Loan	539,886	—	539,886
Coupa Software Incorporated, First Lien Revolving Term Loan	413,386	—	413,386
Creek Parent, Inc., First Lien Revolving Term Loan	1,257,143	—	1,257,143
Crete PA Holdco, LLC, First Lien Delayed Draw Term Loan	6,511,628	1,237,209	5,274,419
Crete PA Holdco, LLC, First Lien Revolving Term Loan	1,325,581	—	1,325,581
Crewline Buyer, Inc., First Lien Revolving Term Loan	471,698	—	471,698
Crunch Fitness Merger Sub, LLC, First Lien Revolving Term Loan	1,176,471	—	1,176,471
CSC Holdings, LLC, First Lien Revolving Term Loan	13,195,378	11,329,365	1,866,013
CT Technologies Intermediate Holdings (Topco), Inc., First Lien Delayed Draw Term Loan	490,124	—	490,124
CT Technologies Intermediate Holdings (Topco), Inc., First Lien Delayed Draw Term Loan	873,016	—	873,016
CT Technologies Intermediate Holdings (Topco), Inc., First Lien Incremental Delayed Draw Term Loan	2,915,143	2,183,614	731,529
CT Technologies Intermediate Holdings (Topco), Inc., First Lien Revolving Term Loan	1,463,058	—	1,463,058
Databricks, Inc., First Lien Delayed Draw Term Loan	5,864,779	—	5,864,779
Deerfield Dakota Holding, LLC, First Lien Revolving Term Loan	857,143	171,429	685,714
Edition Holdings, Inc., First Lien Delayed Draw Term Loan	4,350,820	—	4,350,820
Edition Holdings, Inc., First Lien Revolving Term Loan	1,808,933	—	1,808,933
EHC Holdings Holdco Limited, First Lien Delayed Draw Term Loan	3,970,775	397,078	3,573,698
Electricite de France S.A., First Lien Delayed Draw Term Loan	6,617,958	—	6,617,958
Electricite de France S.A., First Lien Delayed Draw Term Loan	6,617,958	—	6,617,958
Elk Bidco, Inc, First Lien Delayed Draw Term Loan	1,044,776	—	1,044,776
Elk Bidco, Inc, First Lien Revolving Term Loan	940,299	—	940,299
Everbridge Holdings, LLC, First Lien Delayed Draw Term Loan	1,474,222	573,481	900,741

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

Everbridge Holdings, LLC, First Lien Revolving Term Loan	$592,593	$—	$592,593
Evergreen IX Borrower 2023, LLC, First Lien Revolving Term Loan	1,093,168	—	1,093,168
Evoriel, First Lien Delayed Draw Term Loan	2,350,893	58,772	2,292,120
ExactCare Parent, Inc., First Lien Revolving Term Loan	491,803	—	491,803
Excelligence Learning Corporation, First Lien Revolving Term Loan	1,780,822	1,175,342	605,479
Financiere Astek, First Lien Delayed Draw Term Loan	2,240,048	2,209,996	30,052
Fire Flow Intermediate Corporation, First Lien Delayed Draw Term Loan	2,700,000	—	2,700,000
Fire Flow Intermediate Corporation, First Lien Delayed Draw Term Loan	6,300,000	—	6,300,000
Galway Borrower LLC, First Lien Delayed Draw Term Loan	280,208	—	280,208
Galway Borrower LLC, First Lien Revolving Term Loan	332,924	126,587	206,337
GC Waves Holdings, Inc., First Lien Revolving Term Loan	268,968	—	268,968
Geotechnical Merger Sub, Inc., First Lien Delayed Draw Term Loan	1,963,190	961,963	1,001,227
Geotechnical Merger Sub, Inc., First Lien Revolving Term Loan	736,196	171,779	564,417
Golden Hippo Pet, LLC, First Lien Revolving Term Loan	383,632	—	383,632
Goldeneye Parent, LLC, First Lien Revolving Term Loan	948,567	—	948,567
Hanger, Inc., First Lien Delayed Draw Term Loan	568,232	354,544	213,688
Heartbeat BidCo GmbH, First Lien Delayed Draw Term Loan	749,744	—	749,744
Higginbotham Insurance Agency, Inc., First Lien Delayed Draw Term Loan	2,775,670	—	2,775,670
Higginbotham Insurance Agency, Inc., First Lien Delayed Draw Term Loan	534,737	—	534,737
Hyperion Refinance SARL, First Lien Delayed Draw Term Loan	15,000,000	6,900,000	8,100,000
Ideal Components Acquisition, LLC, First Lien Delayed Draw Term Loan	1,374,046	—	1,374,046
Ideal Components Acquisition, LLC, First Lien Revolving Term Loan	1,145,038	152,672	992,366
International Schools Partnership Limited, First Lien Delayed Draw Term Loan	4,289,260	2,317,832	1,971,428
International Schools Partnership Limited, First Lien Delayed Draw Term Loan	8,090,989	—	8,090,989
Investment Company 24 Bidco Limited, First Lien Delayed Draw Term Loan	3,467,567	—	3,467,567
Investment Company 24 Bidco Limited, First Lien Delayed Draw Term Loan	3,467,567	503,756	2,963,810
IRIS Specialty Acquisition LLC, First Lien Delayed Draw Term Loan	1,919,795	—	1,919,795
IRIS Specialty Acquisition LLC, First Lien Revolving Term Loan	1,689,420	383,959	1,305,460
Jensen Hughes, Inc, First Lien Delayed Draw Term Loan	1,350,601	259,610	1,090,991
Jensen Hughes, Inc, First Lien Delayed Draw Term Loan	315,315	—	315,315
Jensen Hughes, Inc, First Lien Revolving Term Loan	540,541	—	540,541
Jeppesen Holdings, LLC, First Lien Revolving Term Loan	887,324	—	887,324
Kairos Intermediateco AB, First Lien Delayed Draw Term Loan	2,379,391	—	2,379,391
Kaman Corp, First Lien Delayed Draw Term Loan	450,517	—	450,517
Koala Investment Holdings, Inc., First Lien Delayed Draw Term Loan	1,508,043	—	1,508,043
Koala Investment Holdings, Inc., First Lien Revolving Term Loan	670,241	—	670,241
Legends Hospitality Holding Company, LLC, First Lien Revolving Term Loan	600,000	315,000	285,000
LHS Borrower LLC, First Lien Revolving Term Loan	1,113,537	289,520	824,017
Madonna Bidco Limited, First Lien Delayed Draw Term Loan	1,470,657	75,004	1,395,654
MetaTiedot Midco SARL, First Lien Revolving Term Loan	824,144	197,794	626,349
NFO Orange Buyer, LLC, First Lien Delayed Draw Term Loan	2,052,632	—	2,052,632
NFO Orange Buyer, LLC, First Lien Revolving Term Loan	1,368,421	273,684	1,094,737
OMH-Healthedge Holdings, Inc., First Lien Revolving Term Loan	1,775,417	—	1,775,417
One Call Corporation (fka Opal Acquisition, Inc.), First Lien Revolving Term Loan	1,184,211	—	1,184,211
Opseo Holding B.V., First Lien Delayed Draw Term Loan	4,082,569	—	4,082,569
Opseo Holding B.V., First Lien Revolving Term Loan	567,023	—	567,023
Paisley Bidco Limited, First Lien Delayed Draw Term Loan 5	3,970,775	3,142,794	827,981
Parfums Holding Company, Inc., First Lien Revolving Term Loan	525,547	—	525,547
Poly-Wood, LLC, First Lien Revolving Term Loan	681,818	318,182	363,636
Pye-Barker Fire & Safety LLC, First Lien Delayed Draw Term Loan	520,000	—	520,000
QBS Parent, Inc., First Lien Delayed Draw Term Loan	1,704,982	—	1,704,982
QBS Parent, Inc., First Lien Revolving Term Loan	1,122,215	—	1,122,215
QTS Project Ram	10,000,000	5,735,443	4,264,557
Radiate Holdco, LLC, First Lien Delayed Draw Term Loan	507,762	169,254	338,508
Runway Bidco, LLC, First Lien Delayed Draw Term Loan	2,714,942	—	2,714,942
Runway Bidco, LLC, First Lien Revolving Term Loan	1,357,462	—	1,357,462
Russell Investments US Institutional Holdco Inc, First Lien Revolving Term Loan	2,264,151	—	2,264,151
Saber Parent Holdings Corp, First Lien Delayed Draw Term Loan	4,097,561	—	4,097,561

Apollo Diversified Credit Fund	Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

Saber Parent Holdings Corp, First Lien Revolving Term Loan	$2,048,780	$600,976	$1,447,805
SG Acquisition, Inc., First Lien Revolving Term Loan	648,524	—	648,524
Sigma Irish Acquico Limited, First Lien Delayed Draw Term Loan	1,058,431	346,193	712,238
Silk Holdings III Corp., First Lien Revolving Term Loan	835,580	—	835,580
Sparkle Bidco Limited, First Lien Delayed Draw Term Loan	3,308,979	529,437	2,779,543
Spruce Bidco II Inc., First Lien Revolving Term Loan	763,761	169,725	594,037
Thg Acquisition, LLC, First Lien Delayed Draw Term Loan	1,333,610	509,744	823,866
Thg Acquisition, LLC, First Lien Revolving Term Loan	668,258	164,200	504,057
Titan BW Borrower LP, First Lien Delayed Draw Term Loan	1,146,926	687,466	459,459
Titan BW Borrower LP, First Lien Revolving Term Loan	2,297,297	—	2,297,297
Truck-Lite Co., LLC, First Lien Delayed Draw Term Loan	2,571,524	—	2,571,524
Truck-Lite Co., LLC, First Lien Delayed Draw Term Loan, B	5,170,463	2,043,822	3,126,641
Truck-Lite Co., LLC, First Lien Revolving Term Loan	1,945,387	—	1,945,387
Tulip Bidco Limited, First Lien Delayed Draw Term Loan	13,235,917	3,350,490	9,885,427
Uft Buyer LLC, First Lien Delayed Draw Term Loan	2,439,024	284,146	2,154,878
Uft Buyer LLC, First Lien Revolving Term Loan	914,634	60,976	853,659
US Fertility Enterprises, LLC, First Lien Delayed Draw Term Loan	657,895	—	657,895
Victors Purchaser, LLC, First Lien Delayed Draw Term Loan	1,969,843	—	1,969,843
Victors Purchaser, LLC, First Lien Revolving Term Loan	2,156,713	—	2,156,713
Violin Finco Guernsey Limited, First Lien Delayed Draw Term Loan	580,078	—	580,078
WC ORS Buyer, Inc., First Lien Revolving Term Loan	1,515,923	530,573	985,350
WH BorrowerCo, LLC, First Lien Delayed Draw Term Loan	1,493,478	869,418	624,060
WH BorrowerCo, LLC, First Lien Revolving Term Loan	501,253	116,541	384,712
Wisdom Purchaser, LLC, First Lien Revolving Term Loan	656,250	—	656,250
Zendesk, Inc., First Lien Revolving Term Loan	1,394,408	—	1,394,408
Zenith AcquisitionCo, LLC, First Lien Delayed Draw Term Loan	4,696,897	217,232	4,479,666
Zenith AcquisitionCo, LLC, First Lien Revolving Term Loan	1,832,936	—	1,832,936
Zeus Company LLC, First Lien Revolving Term Loan	526,316	70,175	456,140

Total	$320,741,525	$86,949,618	$233,791,908

(a)

The Fund may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Fund for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded loan commitments outstanding table above.

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policies. For the period ended March 31, 2026, the Fund recorded a net change in unrealized depreciation on unfunded loan commitments totaling $1,401,873.